ESTIMATION OF FAIR VALUE - Investment in debt securities pledged as collateral (Details) - Investments in Debt Designated at fair Value Through Other Comprehensive Income - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 8,455,641	$ 5,738,155
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	7,513,007	5,112,809
Pledged in money market operations | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	37,797	869
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,235,018	1,157,382
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,539,919	3,603,797
Pledged in money market operations | Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	68,305	43,602
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	435,588	143,554
Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,927
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	191,453	163,605
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	11,155	10,247
Pledged as collateral in operations with derivative instruments | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	11,155	10,247
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	931,479	615,099
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	931,479	615,099
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,735,860	4,806,868
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,812,146	4,254,785
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,091,388	913,836
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,659,290	3,260,950
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,002	7,760
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		36,747
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	52,466	35,492
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	11,155
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	11,155
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	912,559	552,083
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	912,559	552,083
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,719,781	931,287
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,700,861	858,024
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	37,797	869
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	143,630	243,546
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	880,629	342,847
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	59,303	35,842
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	435,588	106,807
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,927
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	138,987	128,113
Level 2 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		10,247
Level 2 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		10,247
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,920	63,016
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 18,920	$ 63,016